Commitments and Contingencies (Details)	6 Months Ended
	Jun. 30, 2022 CNY (¥)	Jun. 30, 2022 USD ($)	Sep. 01, 2022 CNY (¥)	Sep. 01, 2022 USD ($)
Commitments and Contingencies (Details) [Line Items]
Contract and seeking damages	¥ 364,000	$ 57,000
Applicable fees | $		$ 49,000
Loss possibility related to damages, percentage	50.00%	50.00%
Shenzhen Yiyun [Member]
Commitments and Contingencies (Details) [Line Items]
Applicable fees | ¥	¥ 313,000
Shenzhen Yiyun [Member] | Subsequent Event [Member]
Commitments and Contingencies (Details) [Line Items]
Granted amount			¥ 442,560	$ 69,414
Shenzhen Kuxuanyou [Member]
Commitments and Contingencies (Details) [Line Items]
Contract and seeking damages	673,537	$ 105,641
Penalty	¥ 322,939	$ 50,652